Document and Entity Information	9 Months Ended
	Sep. 30, 2012	Nov. 01, 2012
Document And Entity Information
Entity Registrant Name	CLEAN WIND ENERGY TOWER, INC.
Entity Central Index Key	0000095572
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		266,513,251
Document Fiscal Period Focus	T1
Document Fiscal Year Focus	2012

CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 4,500	$ 52,332	$ 195,184
Prepaid expenses			29,697
Total current assets	4,500	52,332	224,881
Property and equipment, net	7,884	11,244
Deposits	2,300	9,330	9,330
Total assets	14,684	72,906	234,211
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	245,794	478,355	191,581
Accrued liabilities and expenses	697,440	627,650	183,126
Advances from stockholders/officers	170,000	5,000	47,000
Note payable	433,270
Convertible notes payable, net of unamortized debt discount of $132,327 and $57,778, respectively	93,673	52,222
Derivative liabilities	752,708	237,395
Total current liabilities	2,392,885	1,400,622	421,707
Commitments and contingencies
Stockholders' deficit:
Preferred stock
Common stock	26,539	21,085	2,096
Common stock to be issued	420,000	480,000	457,000
Additional paid in capital	3,759,997	1,270,835	191,565
Accumulated deficit during development stage	(6,584,737)	(3,099,636)	(838,157)
Total stockholders' deficit	(2,378,201)	(1,327,716)	(187,496)
Total liabilities and stockholders' deficit	$ 14,684	$ 72,906	$ 234,211

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current liabilities:
Unamortized debt discount on convertible notes payable (in Dollars)	$ 132,327	$ 57,778
Stockholders' deficit:
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock shares issued
Preferred stock shares outstanding
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	500,000,000	500,000,000	500,000
Common stock shares issued	265,394,584	210,850,519	20,955,199
Common stock shares outstanding	265,394,584	210,850,519	20,955,199

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (unaudited) (USD $)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended	18 Months Ended	26 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Sep. 30, 2012
Income Statement [Abstract]
REVENUE:
OPERATING EXPENSES:
Research and development	90,880	109,976	73,559	138,152	353,376	362,850	436,409	574,561
Selling, general and administrative	638,981	397,817	764,598	1,584,377	1,071,111	1,713,895	2,478,493	4,062,870
Depreciation	1,120	813		3,360	1,077	2,197	2,197	5,557
Total operating expenses	730,981	508,606	838,157	1,725,889	1,425,564	2,078,942	2,917,099	4,642,988
Loss from operations	(730,981)	(508,606)	(838,157)	(1,725,889)	(1,425,564)	(2,078,942)	(2,917,099)	(4,642,988)
Other income (expense):
Interest expense	(123,460)	(48,043)		(542,497)	(48,043)	(182,929)	(182,929)	(725,426)
Loss on modification of debt						(88,849)	(88,849)	(88,849)
Loss on settlement of debt	(829,530)			(829,530)		89,241	89,241	(829,530)
Gain/ Loss on change in fair value of derivative liabilities	(450,330)	(23,191)		(387,185)	(23,191)			(297,944)
Loss before provision for income taxes	(2,134,301)	(579,840)	(838,157)	(3,485,101)	(1,496,798)	(2,261,479)	(3,099,636)	(6,584,737)
Provision for income taxes (benefit)
NET LOSS	$ (2,134,301)	$ (579,840)	$ (838,157)	$ (3,485,101)	$ (1,496,798)	$ (2,261,479)	$ (3,099,636)	$ (6,584,737)
Net loss per common share, basic and fully diluted	$ (0.01)	$ 0	$ (0.04)	$ (0.02)	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding, basic and fully diluted	255,221,874	339,017,691	20,955,199	235,323,859	237,157,904	226,844,313

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) (USD $)	9 Months Ended		26 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Statement of Cash Flows [Abstract]
Net loss	$ (3,485,101)	$ (1,496,798)	$ (6,584,737)
Depreciation	3,360	1,077	5,557
Amortization of debt discounts	153,951	47,306	206,173
Amortization of financing costs	49,500		49,500
Non cash interest	109,115		236,902
Stock based compensation	937,629	53,351	1,511,088
Loss on settlement of debt	829,530		829,530
Loss on debt modification			88,849
Loss from change in fair value of derivative liabilities	387,185	23,191	297,944
Prepaid expenses		9,716
Advances from stockholders/officers	(5,000)	(42,000)
Accounts payable and accrued expenses	255,499	290,508	1,332,104
Net cash used in operating activities	(764,332)	(1,113,649)	(2,027,090)
Net cash acquired from reverse merger			223,586
Purchase of property and equipment		(13,441)	(13,441)
Payment of long term deposit			(9,330)
Net cash (used in) provided by investing activities		(13,441)	200,815
Proceeds from issuance of subsidiary's common stock			75
Proceeds from sale of common stock	85,000	859,000	1,089,200
Proceeds from exercise of warrants	230,000		230,000
Proceeds from issuance of notes payable	301,500		301,500
Proceeds from issuance of convertible notes payable	210,000	77,500	320,000
Repayments of convertible notes payable	(110,000)		(110,000)
Net cash provided by financing activities	716,500	936,500	1,830,775
Net increase (decrease) in cash	(47,832)	(190,590)	4,500
Cash, beginning of period	52,332	195,184
Cash, end of period	4,500	4,594	4,500
Interest paid	98,778		98,778
Income taxes paid
Non cash investing and financing activities:
Accrued warrants to be issued referring brokers in connection with PPM subscription at $0.10 per share			29,400
Shares forfeited and cancelled by some Clean Wind Energy's stockholders acquired in connection with the merger upon resignation			12,060
Notes payable issued in settlement of accounts payable	$ 268,270		$ 268,270

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY/DEFICIT (thru 12/31/2011) (USD $)	Preferred stock	Common Stock	Common Stock to be Issued	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning balance, value at Jul. 25, 2010		$ 2,096		$ 191,565		$ 193,661
Beginning balance, shares at Jul. 25, 2010		20,955,199
Recapitalization and direct costs resulting in reverse merger:
Shares to be issued to Clean Wind Energy's stockholders, shares			300,000,000
Shares to be issued to Clean Wind Energy's stockholders, value			30,000			30,000
Shares to be issued for consulting services rendered in connection with reverse merger, shares			6,100,000
Shares to be issued for consulting services rendered in connection with reverse merger, value			427,000			427,000
Net loss					(838,157)	(838,157)
Ending balance, value at Dec. 31, 2010		2,096	457,000	191,565	(838,157)	(187,496)
Ending balance, shares at Dec. 31, 2010		20,955,199	306,100,000
Recapitalization and direct costs resulting in reverse merger:
Shares to be issued to Clean Wind Energy's stockholders, shares		300,000,000	(300,000,000)
Shares to be issued to Clean Wind Energy's stockholders, value		30,000	(30,000)
Shares to be issued for consulting services rendered in connection with reverse merger, shares		100,000	(100,000)
Shares to be issued for consulting services rendered in connection with reverse merger, value		10	(7,000)	6,990
Shares issued for consulting services, shares		100,000
Shares issued for consulting services, value		10		19,990		20,000
Shares to be issued in connection with PPM Subscription, shares			1,200,000
Shares to be issued in connection with PPM Subscription, value			120,000			120,000
Shares issued in connection with PPM Subscription, shares		1,200,000	(1,200,000)
Shares issued in connection with PPM Subscription, value		120	(120,000)	119,880
Shares issued in connection with PPM Subscription, shares		7,290,000
Shares issued in connection with PPM Subscription, value		729		728,271		729,000
Accrued warrants to be issued referring brokers in connection with PPM Subscription				(29,400)		(29,400)
Shares issued for consulting services, shares		24,422
Shares issued for consulting services, value		2		6,591		6,593
Broker's finders fees paid in connection with PPM Subscription				(9,800)		(9,800)
Shares issued for consulting services, shares		13,787
Shares issued for consulting services, value		1		2,756		2,757
Shares to be issued in connection with PPM Subscription, shares		1,050,000	600,000
Shares to be issued in connection with PPM Subscription, value		105	60,000	107,895		165,000
Shares issued for consulting services, shares		150,000
Shares issued for consulting services, value		15		17,985		18,000
Shares issued for consulting services, shares		50,000
Shares issued for consulting services, value		5		5,995		6,000
Shares forfeited and cancelled by some Clean Wind Energy's stockholders acquired in connection iwht the merger upon resignation, shares		(120,600,000)
Shares forfeited and cancelled by some Clean Wind Energy's stockholders acquired in connection iwht the merger upon resignation, value		(12,060)		12,060
Shares issued for consulting services, shares		517,111
Shares issued for consulting services, value		52		93,057		93,109
Net loss					(2,261,479)	(2,261,479)
Ending balance, value at Dec. 31, 2011		21,085	480,000	1,270,835	(3,099,636)	(1,327,716)
Ending balance, shares at Dec. 31, 2011		210,850,519	6,600,000
Recapitalization and direct costs resulting in reverse merger:
Shares issued for consulting services, shares		6,532,509
Shares issued for consulting services, value		653		257,254		257,907
Shares issued in connection with PPM Subscription, shares		600,000	(600,000)
Shares issued in connection with PPM Subscription, value		60	(60,000)	59,940
Shares issued for accrued expenses, shares		26
Shares issued for accrued expenses, value		261,556		34,441		34,467
Shares issued for future services, shares		21,500,000
Shares issued for future services, amount		2,150		(2,150)
Sale of common stock, shares		850,000
Sale of common stock, value		85		84,915		85,000
Shares issued in connection with the exercise of warrants, shares		2,300,000
Shares issued in connection with the exercise of warrants, value		230		229,770		230,000
Shares issued in settlement of debt, shares		22,500,000
Shares issued in settlement of debt, value		2,250		970,250		972,500
Beneficial conversion feature reclassified to equity upon repayment of convertible notes				209,487		209,487
Stock based compensation				645,255		645,255
Net loss					(3,485,101)	(3,485,101)
Ending balance, value at Sep. 30, 2012		$ 26,539	$ 420,000	$ 3,759,997	$ (6,584,737)	$ (2,378,201)
Ending balance, shares at Sep. 30, 2012		265,394,584	6,000,000

1. SUMMARY OF ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary Of Accounting Policies
Note 1. SUMMARY OF ACCOUNTING POLICIES

A summary of the significant accounting policies applied in the preparation of the accompanying unaudited condensed consolidated financial statements follows.

Business and Basis of Presentation

Clean Wind Energy Tower, Inc. (the “Company,” “we,” “our,” “us”), formerly known as Superior Silver Mines, Inc., was incorporated in the State of Idaho on January 22, 1962 as Superior Mines Company and then changed its name to Superior Silver Mines, Inc.  The Company reincorporated as a Nevada corporation on December 27, 2010.  The Company has been dormant for a number of years, and has no known mineral reserves.

On December 29, 2010, pursuant to an Agreement and Plan of Merger, dated December 29, 2010 (the “Merger Agreement”), the Company consummated a reverse merger (the “Merger”) with Clean Wind Energy, Inc., a corporation formed under the laws of the State of Delaware on July 26, 2010 (“Clean Wind Energy”).  In connection with the Merger, the Company issued to the stockholders of Clean Wind Energy in exchange for their Clean Wind Energy Common Stock, the right to receive an aggregate of 300,000,000 shares of the Company’s Common Stock.  The Merger was accounted for as a “reverse merger”, since the stockholders of Clean Wind Energy owned a majority of the Company’s common stock immediately following the transaction and their management has assumed operational, management and governance control.

For accounting purposes, Clean Wind Energy was the surviving entity. The transaction was accounted for as a recapitalization of Clean Wind Energy pursuant to which Clean Wind Energy was treated as the surviving and continuing entity although the Company is the legal acquirer rather than a reverse acquisition.  The Company did not recognize goodwill or any intangible assets in connection with this transaction.  Accordingly, the Company’s historical financial statements are those of Clean Wind Energy immediately following the consummation of the reverse merger.

The Company plans to design, develop, and construct large downdraft towers that use benevolent, non-toxic natural elements to generate electricity and clean water economically (“Downdraft Towers”) by integrating and synthesizing numerous proven as well as emerging technologies. In addition to constructing Downdraft Towers in the United States and abroad, the Company intends to be prepared to establish partnerships at home and abroad to propagate these systems and meet increasing global demand for clean water and electricity

On January 21, 2011, the Company changed its name to Clean Wind Energy Tower, Inc.  In addition, effective January 24, 2011, the Company’s quotation symbol on the Over-the-Counter Bulletin Board was changed from “SSVM” to “CWET”.

Interim Financial Statements

The following (a) condensed consolidated balance sheet as of December 31, 2011, which has been derived from audited financial statements, and (b) the unaudited condensed consolidated interim financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and the instructions to Form 10-Q and Rule 8-03 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine months ended September 30, 2012 are not necessarily indicative of results that may be expected for the year ending December 31, 2012. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2011 included in the Company’s Annual Report on Form 10-K, filed with the Securities and Exchange Commission (“SEC”) on April 2, 2012.

Going Concern

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. However, the Company has reported net losses of $2,134,301 and $3,485,101 for the three and nine month periods ended September 30, 2012, respectively, accumulated deficit of $6,584,737 and total current liabilities in excess of current assets of $2,388,385 as of September 30, 2012.

The Company is in a development stage and does not have any revenues from operations and will be dependent on funds raise to satisfy its ongoing capital requirements for at least the next 12 months. The Company will require additional financing in order to execute its operating plan and continue as a going concern. The Company cannot predict whether this additional financing will be in the form of equity or debt, or be in another form. The Company may not be able to obtain the necessary additional capital on a timely basis, on acceptable terms, or at all. In any of these events, the Company may be unable to implement its current plans for expansion or respond to competitive pressures, any of these circumstances would have a material adverse effect on its business, prospects, financial condition and results of operations.

The unaudited condensed consolidated financial statements do not include any adjustments relating to the recoverability of assets and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

Fair Value of Financial Instruments

Our short-term financial instruments, including cash, other assets and accounts payable and accrued expenses consist primarily of instruments without extended maturities, the fair value of which, based on management’s estimates, reasonably approximate their book value. The fair value of our notes and advances payable is based on management estimates and reasonably approximates their book value based on their current maturity.

Long-Lived Assets

We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with ASC 360-10 (formerly Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets). Recoverability is measured by comparison of the carrying amount to the future net cash flows which the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the projected discounted future cash flows arising from the asset using a discount rate determined by management to be commensurate with the risk inherent to our current business model.

Net Loss per Common Share

The Company computes net loss per share under Accounting Standards Codification subtopic 260-10, Earnings Per Share (“ASC 260-10”). Basic net income (loss) per common share is computed by dividing net loss by the weighted average number of shares of common stock. Diluted net loss per share is computed using the weighted average number of common and common stock equivalent shares outstanding during the period. There is no effect on diluted loss per share since the common stock equivalents are anti-dilutive. Dilutive common stock equivalents consist of shares issuable upon conversion of convertible notes and the exercise of the Company's stock options, warrants and convertible debt. Common stock equivalents excluded from the loss per share for the three and nine months ended September 30, 2012 were 14,788,360 shares, and for the three and nine months ended September 30, 2011 were 1,203,202 shares.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Revenue Recognition

The Company has generated no revenues to date. It is the Company’s policy that revenue from product sales or services will be recognized in accordance with ASC 605 “Revenue Recognition”. Four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured. Determination of criteria (3) and (4) are based on management’s judgments regarding the fixed nature of the selling prices of the products delivered and the collectability of those amounts. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded. The Company will defer any revenue for which the product was not delivered or is subject to refund until such time that the Company and the customer jointly determine that the product has been delivered or no refund will be required.

Stock Based Compensation

The Company account for its stock based awards in accordance with Accounting Standards Codification subtopic 718-10, Compensation (“ASC 718-10”), which requires a fair value measurement and recognition of compensation expense for all share-based payment awards made to our employees and directors, including restricted stock awards. We estimate the fair value of stock using the stock price on date of the approval of the award. The fair value is then expensed over the requisite service periods of the awards, which is generally the performance period and the related amount recognized in our consolidated statements of operations.

Stock-based compensation expense in connection with stock granted to consultants in exchange for services rendered for the three months ended September 30, 2012 and 2011 was $456,880 and $93,108, respectively, for the nine months ended September 30, 2012 and 2011 was $937,629 and $53,351, respectively and $1,511,088 from July 26, 2010 (date of inception) through September 30, 2012.

Income Taxes

The Company utilizes ASC 740 “Income Taxes” which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year-end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Temporary differences between taxable income reported for financial reporting purposes and income tax purposes primarily relate to the recognition of debt costs and stock based compensation expense. The adoption of ASC 740-10 did not have a material impact on the Company's results of operations or financial condition.

Research and development

In accordance with ASC 730, “Research and Development”, the Company expenses all research and development costs as incurred. The Company had incurred $90,880 and $138,152 for the three and nine months ended September 30, 2012, respectively; $109,976 and $353,376 for the three and nine months ended September 30, 2011, respectively; and $574,561 research and development costs from July 26, 2010 (date of inception) through September 30, 2012. The company expects the research and development costs to increase in the future as it continues to invest in the infrastructure that is critical to achieve our business goals and objectives.

Property, plant and equipment

Property, plant and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets. Gains and losses from the retirement or disposition of property and equipment are included in operations in the period incurred. Maintenance and repairs are expensed as incurred.

Cash and cash equivalents

For purposes of the statement of cash flows, cash and cash equivalents includes demand deposits, saving accounts and money market accounts. The Company considers all highly liquid debt instruments with maturities of three months or less when purchased to be cash and cash equivalents.

Derivative financial instruments

Accounting Standards Codification subtopic 815-40, Derivatives and Hedging, Contracts in Entity’s own Equity (“ASC 815-40”) became effective for the Company on October 1, 2009. The Company’s convertible debt has reset provisions to the exercise price if the Company issues equity or a right to receive equity, at a price less than the exercise prices.

Development stage entity

The Company is considered to be a development stage entity, as defined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 915. For the period from July 26, 2010 (date of inception) through September 30, 2012, the Company has not generated any revenues to date, has no significant assets and has incurred losses since inception from developing its business and planned operations. Consequently, its operations are subject to all the risks inherent in the establishment of a new business enterprise.

Reclassification

Certain reclassifications have been made to conform with the prior period’s data to the current presentation. These reclassifications had no effect on reported net loss.

Recently Issued Accounting Pronouncements

There are various updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to have a material impact on the Company's consolidated financial position, results of operations or cash flows.

Fair Value of Financial Instruments

Our short-term financial instruments, including cash, other assets and accounts payable and accrued expenses consist primarily of instruments without extended maturities, the fair value of which, based on management’s estimates, reasonably approximate their book value. The fair value of our notes and advances payable is based on management estimates and reasonably approximates their book value based on their current maturity.

Long-Lived Assets

We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with ASC 360-10 (formerly Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets). Recoverability is measured by comparison of the carrying amount to the future net cash flows which the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the projected discounted future cash flows arising from the asset using a discount rate determined by management to be commensurate with the risk inherent to our current business model.

Net Loss per Common Share

The Company computes net loss per share under Accounting Standards Codification subtopic 260-10, Earnings Per Share (“ASC 260-10”). Basic net income (loss) per common share is computed by dividing net loss by the weighted average number of shares of common stock. Diluted net loss per share is computed using the weighted average number of common and common stock equivalent shares outstanding during the period. There is no effect on diluted loss per share since the common stock equivalents are anti-dilutive. Dilutive common stock equivalents consist of shares issuable upon conversion of convertible notes and the exercise of the Company's stock options and warrants. Fully diluted shares as of December 31, 2011 and 2010 were 228,671,064 and 20,955,199, respectively.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Revenue Recognition

The Company has generated no revenues to date. It is the Company’s policy that revenue from product sales or services will be recognized in accordance with ASC 605 “Revenue Recognition”. Four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured. Determination of criteria (3) and (4) are based on management’s judgments regarding the fixed nature of the selling prices of the products delivered and the collectability of those amounts. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded. The Company will defer any revenue for which the product was not delivered or is subject to refund until such time that the Company and the customer jointly determine that the product has been delivered or no refund will be required.

Stock Based Compensation

The Company account for its stock based awards in accordance with Accounting Standards Codification subtopic 718-10, Compensation (“ASC 718-10”), which requires a fair value measurement and recognition of compensation expense for all share-based payment awards made to our employees and directors, including restricted stock awards. We estimate the fair value of stock using the stock price on date of the approval of the award. The fair value is then expensed over the requisite service periods of the awards, which is generally the performance period and the related amount recognized in our consolidated statements of operations.

Stock-based compensation expense in connection with stock granted to consultants in exchange for services rendered for the years ended December 31, 2011 and 2010 was $146,459 and $427,000, respectively.

Income Taxes

The Company utilizes ASC 740 “Income Taxes” which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year-end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Temporary differences between taxable income reported for financial reporting purposes and income tax purposes primarily relate to the recognition of debt costs and stock based compensation expense. The adoption of ASC 740-10 did not have a material impact on the Company's results of operations or financial condition.

Research and development

In accordance with ASC 730, “Research and Development”, the Company expenses all research and development costs as incurred. The Company had incurred $362,850, $73,559 and $436,409 research and development costs for the year ended December 31, 2011, for the period from July 26, 2010 (date of inception) through December 31, 2010 and from July 26, 2010 (date of inception) through December 31, 2011, respectively. The company expects the research and development costs to increase in the future as it continues to invest in the infrastructure that is critical to achieve our business goals and objectives.

Property, plant and equipment

Property, plant and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets. Gains and losses from the retirement or disposition of property and equipment are included in operations in the period incurred. Maintenance and repairs are expensed as incurred.

Cash and cash equivalents

For purposes of the statement of cash flows, cash and cash equivalents includes demand deposits, saving accounts and money market accounts. The Company considers all highly liquid debt instruments with maturities of three months or less when purchased to be cash and cash equivalents.

Derivative financial instruments

Accounting Standards Codification subtopic 815-40, Derivatives and Hedging, Contracts in Entity’s own Equity (“ASC 815-40”) became effective for the Company on October 1, 2009. The Company’s convertible debt has reset provisions to the exercise price if the Company issues equity or a right to receive equity, at a price less than the exercise prices.

Development stage entity

The Company is considered to be a development stage entity, as defined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 915. For the period from July 26, 2010 (date of inception) through December 31, 2011, the Company has not generated any revenues to date, has no significant assets and has incurred losses since inception from developing its business and planned operations. Consequently, its operations are subject to all the risks inherent in the establishment of a new business enterprise.

Reclassification

Certain reclassifications have been made to conform with the prior period’s data to the current presentation. These reclassifications had no effect on reported net loss.

Recently Issued Accounting Pronouncements

There are various updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to a have a material impact on the Company's consolidated financial position, results of operations or cash flows.

2. ACCRUED LIABILITIES AND EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accrued Liabilities And Expenses
Note 2. ACCRUED LIABILITIES AND EXPENSES

Accrued liabilities and expenses as of September 30, 2012 and December 31, 2011 consist of the following:

	September 30, 2012	December 31, 2011
Accrued payroll	$463,615	$472,221
Accrued payroll taxes payable	18,330	18,330
Accrued stock purchase warrants	29,400	29,400
Accrued interest and other	186,095	107,699
Total	$697,440	$627,650

Accrued liabilities and expenses as of December 31, 2011 and 2010 consist of the following:

	2011	2010
Accrued payroll	$472,221	$166,154
Accrued payroll taxes payable	18,330	-
Accrued stock purchase warrants	29,400	-
Accrued other	107,699	16,972
Total	$627,650	$183,126

3. ADVANCES FROM SHAREHOLDERS/OFFICERS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 3. ADVANCES FROM SHAREHOLDERS/OFFICERS

Advances from shareholders are comprised of the following:

	September 30, 2012	December 31, 2011
Cash advances	$–	$5,000
Fair value of common stock pledged as collateral by shareholder (see below)	170,000	–
Total	$170,000	$5,000

As described below, the Company issued a Secured Convertible Promissory Note on February 29, 2012. In connection with the issuance, a shareholder pledged 10,000,000 shares of the Company's common stock. On March 8, 2012, upon notice of default, the escrow agent transferred the pledged common shares to the note holder. The fair value of the common shares pledged was recorded as a related party obligation as of March 31, 2012 with a corresponding reduction in the carrying value of the Note Payable (see Note 4).

For the year ended December 31, 2011, Ronald W. Pickett, a director and executive officer of the Company had a total of $5,000 of advances and reimbursable expenses owed to him by Clean Wind Energy. The advances are reported in the “advances from stockholders/officers” and the reimbursable expense in the “Accounts payable” categories on the Consolidated Balance Sheets. These amounts are interest free advances. The details are as follow:

	Advances	Reimbursable Expenses
Advances and Reimbursable Expenses at December 31, 2010	$47,000	$24,333
Year ended December 31, 2011, expenses		16,509
Year ended December 31, 2011, repayment	(42,000)	(40,842)
Total outstanding at December 31, 2011	$5,000	$-

During the periods of November and December, 2010, Mr. Sadle had reimbursable expenses of approximately $15,000 which was paid in full during the year ended December 31, 2011.

4. NOTE PAYABLE	9 Months Ended
Sep. 30, 2012
Note Payable
Note 4. NOTE PAYABLE

On February 29, 2012, the Company entered into a Note Purchase Agreement and a Pledge and Security Agreement with Hanover Holdings I, LLC ("Hanover"), providing for the sale of an Original Issue Discount Secured Convertible Promissory Note in the principal amount of $335,000 (the "Note"). The financing closed on March 2, 2012. The Note contained an original issue discount of 10% representing $33,500.

The Note bears interest at the rate of 15% per annum. Subject to the prepayment provisions in the Note, the principal plus interest amount of the Note is to be repaid subject to an amortization schedule which provides that the Company pay (i) $47,562.50 thirty days from the date of the Note, (ii) $62,562.50 sixty days from the date of the Note, (iii) $112,562.50 ninety days from the date of the Note and (iv) $162,562.50 one hundred twenty days from the date of the Note. The Company may prepay the Note in full at the Company’s sole option and discretion by providing to Hanover three prior trading days’ written notice, in full. The Company is required to pay off all principal, interest and any other amounts owing prior to any such prepayment. In order to facilitate the closing of this financing, a shareholder pledged 10,000,000 shares to Hanover.

On March 8, 2012, the Company received a notice of default, sighting Section 5(a) (ii) requiring the Company's common stock trading price not to fall below the volume-weighted average price of $0.08 per share for any given trading day. As such, the escrow agent transferred the 10,000,000 shares of the Company's common stock to the note holder. Should the proceeds arising from the sale of the Company's common stock not satisfy the total due under the agreement, the note holder has further recourse including the right to convert balances owed under the Note into restricted shares of common stock, at Hanover’s option, at a conversion price equal to 45% of the lowest trading price for the common stock at any time during the prior 10 trading days immediately preceding the date of the notice of such conversion. As of the date of filing, no official demands for payment have been made by Hanover and the Company believes the transferred 10,000,000 shares of the Company's common stock are sufficient to satisfy the outstanding obligation.

The original issue discount of $33,500 was charged as interest during the nine months ended September 30, 2012.

On June 20, 2012, the Company issued three promissory notes payable in aggregate of $268,270 in settlement of outstanding accounts payable. The notes mature earlier of (1) one year from the date of issuance, (2) completion of any major financing event or events in which the Company receives aggregate proceeds of $2,000,000 or more, or (3) any liquidation or reorganization, merger or recapitalization of the Company, bear a interest rate of 8% per annum due at maturity, and are unsecured.

5. CONVERTIBLE NOTES PAYABLE	9 Months Ended
Sep. 30, 2012
Convertible Notes Payable
Note 5. CONVERTIBLE NOTES PAYABLE

On July 27, 2011, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $45,000 (the "August 8, 2011 Note"). The financing closed on August 8, 2011. The total net proceeds the Company received from this Offering on August 8, 2011 was $42,500.

The August 8, 2011 Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on April 30, 2012. The August 8, 2011 Note is convertible into common stock, at Asher’s option, at a 42% discount (subsequently modified to 69% discount) to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the August 8, 2011 Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 135% if prepaid during the period commencing on the closing date through 90 days thereafter, (ii) 135% if prepaid 91 days following the closing through 120 days following the closing, (iii) 140% if prepaid 121 days following the closing through 151 days following the closing and (iv) 150% if prepaid 151 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the August 8, 2011 Note, the Company has no right of prepayment. In connection to the debt modification, the Company recorded a loss on debt modification of $88,849.

During the nine months ended September 30, 2012, the Company paid off the above described August 8, 2011 Note in full by cash.

On August 31, 2011, the Company entered into a Securities Purchase Agreement with Asher, for the sale of an 8% convertible note in the principal amount of $32,500 (the "August 31, 2011 Note"). The financing closed on August 31, 2011. The total net proceeds the Company received from this Offering was $30,000.

The August 31, 2011 Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on April 30, 2012. The August 31, 2011 Note is convertible into common stock, at Asher’s option, at a 52% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the August 31, 2011 Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 135% if prepaid during the period commencing on the closing date through 90 days thereafter, (ii) 140% if prepaid 91 days following the closing through 120 days following the closing, (iii) 145% if prepaid 121 days following the closing through 150 days following the closing and (iv) 150% if prepaid 151 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the August 31, 2011Note, the Company has no right of prepayment.

During the nine months ended September 30, 2012, the Company paid off the above described August 31, 2011 Note in full by cash.

On October 6, 2011, the Company entered into a Securities Purchase Agreement with Asher, for the sale of an 8% convertible note in the principal amount of $32,500 (the "October 2011 Note"). The total net proceeds the Company received from this Offering was $30,000.

The October 2011 Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on July 5, 2012. The October 2011 Note is convertible into common stock, at Asher’s option, at a 69% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the October 2011 Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 135% if prepaid during the period commencing on the closing date through 90 days thereafter, (ii) 140% if prepaid 91 days following the closing through 120 days following the closing, (iii) 145% if prepaid 121 days following the closing through 150 days following the closing and (iv) 150% if prepaid 151 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the October 2011 Note, the Company has no right of prepayment.

Asher has agreed to restrict its ability to convert the October 2011 Notes and receive shares of common stock such that the number of shares of common stock held by them in the aggregate and their affiliates after such conversion or exercise does not exceed 4.99% of the then issued and outstanding shares of common stock.

During the nine months ended September 30, 2012, the Company paid off the above described October 2011 Note in full by cash.

On April 10, 2012, the Company entered into a Securities Purchase Agreement with Asher, for the sale of an 8% convertible note in the principal amount of $68,500 (the "April 2012 Note"). The financing closed on April 18, 2012. The total net proceeds the Company received from this Offering was $65,000.

The April 2012 Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on January 12, 2013. The April 2012 Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the April 2012 Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 121 days following the closing through 180 days following the closing.. After the expiration of 180 days following the date of the April 2012 Note, the Company has no right of prepayment.

On May 3, 2012, the Company entered into a Securities Purchase Agreement with Asher, for the sale of an 8% convertible note in the principal amount of $42,500 (the "May 2012 Note"). The financing closed on May 15, 2012. The total net proceeds the Company received from this Offering was $40,000.

The May 2012 Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on February 7, 2013. The May 2012 Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the May 2012 Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 121 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the May 2012 Note, the Company has no right of prepayment.

On June 19, 2012, the Company entered into a Securities Purchase Agreement with Asher, for the sale of an 8% convertible note in the principal amount of $32,500 (the "June 2012 Note"). The financing closed on June 27, 2012. The total net proceeds the Company received from this Offering was $25,000.

The June 2012 Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on March 21, 2013. The Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the June 2012 Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 121 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the June 2012 Note, the Company has no right of prepayment.

On July 25, 2012, the Company issued a Convertible Promissory Note to JMJ Financial (“JMJ”) providing JMJ with the ability to invest up to $275,000 which contains a 10% original issue discount (the “JMJ Note”). The transaction closed on July 25, 2012. JMJ provided $50,000 to the Company on the Effective Date.

The maturity date is one year from the effective date of each payment by JMJ to the Company (the “Maturity Date”). The conversion price (the “Conversion Price”) for each portion of consideration paid by JMJ to the Company is lesser of: (1) the closing price of the Company’s stock on the day the portion of consideration is paid to the Company, or (2) 70% of the lowest trade price in the 25 trading days previous to the conversion.

The JMJ Note bears interest at 0% for the first 60 days and a one-time interest charge of 10% will be applied to the Principal Sum thereafter.

At any time after the Effective Date, the Company will have the option, upon 20 days business notice to JMJ, to prepay the entire remaining outstanding principal amount of the Note in cash, provided that (i) the Company will pay JMJ 150% of the principal amount outstanding in repayment, (ii) such amount must be paid in cash on the next business day following the 20 day business day notice period, and (iii) JMJ may still convert the Note pursuant to the terms herein during the 20 day business period until such repayment amount has been received in full.

On August 3, 2012, the Company entered into a Securities Purchase Agreement with Asher, for the sale of an 8% convertible note in the principal amount of $32,500 (the "August 2012 Note"). The financing closed on May 15, 2012. The total net proceeds the Company received from this Offering was $30,000.

The August 2012 Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on February 7, 2013. The August 2012 Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the August 2012 Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 151 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the August 2012 Note, the Company has no right of prepayment.

The Company has identified the embedded derivatives related to the above described Notes. These embedded derivatives included certain conversion features and reset provision. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of Asher Notes and to fair value as of each subsequent reporting date.

As of March 9, 2012, the Company paid all outstanding (2011) Asher notes (aggregate of $77,500). At the dates of note payoffs, the Company marked to market the fair value of the debt derivatives and determined a fair value of $209,487. The Company recorded a gain from change in fair value of debt derivatives of $27,908. The fair value of the embedded derivatives of $209,487 were transferred to equity at the date of note(s) liquidation.

The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 192.54 to 192.77%, (3) weighted average risk-free interest rate of 0.08 to 0.06%, (4) expected life of 0.23 to 0.32 year, and (5) estimated fair value of the Company’s common stock of $0.181 to $0.313 per share.

At the inception of the 2012 Notes, the Company determined the aggregate fair value of $337,616 of embedded derivatives. The fair value of the embedded derivatives was determined using the Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 196.08% to 219.80%, (3) weighted average risk-free interest rate of 0.16 % to 0.19%, (4) expected life of 0.75 to 1.00 years, and (5) estimated fair value of the Company’s common stock of $0.032 to $0.043 per share.

The determined fair value of the debt derivatives of $337,616 was charged as a debt discount up to the net proceeds of the note with the remainder $(109,116) charged to current period operations as non cash interest expense.

At September 30, 2012, the Company marked to market the fair value of the debt derivatives and determined a fair value of $752,708. The Company recorded a loss from change in fair value of debt derivatives of $450,330 and $387,185 for the three and nine month periods ended September 30, 2012, respectively. The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 218.27%, (3) weighted average risk-free interest rate of 0.14% to 0.17%, (4) expected life of 0.29 to 0.78 year, and (5) estimated fair value of the Company’s common stock of $0.03 per share.

The charge of the amortization of debt discount and costs for the three and nine months ended September 30, 2012 was $66,039 and $153,951, respectively, which was accounted for as interest expense. Also, the Company has accrued interest expense of $6,283 as of September 30, 2012.

6. DERIVATIVE LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DerivativesAndFairValueTextBlockAbstract
Note 6. DERIVATIVE LIABILITIES

During 2011 and 2012, the Company issued an aggregate of $110,000 and $266,000 Convertible Promissory Notes that mature from April 30, 2012 to July 11, 2013, respectively. The Notes bear various interest rates and can be convertible into the Company’s common shares, at the holder’s option, at the conversion rates of 30% to 69% discount to the market price of the lowest three trading prices of the Company’s common shares during the ten-day period ending one trading day prior to the date of the conversion.

The Company has identified the embedded derivatives related to the convertible notes. These embedded derivatives included certain conversion features and reset provision. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of Asher Notes and to fair value as of each subsequent reporting date.

At the inception of the notes, the Company determined the aggregate fair value of $575,403 of embedded derivatives. The fair value of the embedded derivatives was determined using the Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 196.08% to 221.52%, (3) weighted average risk-free interest rate of 0.05 to 0.20%, (4) expected life of 0.67 to 1.00 year, and (5) estimated fair value of the Company’s common stock of $0.034 to $0.20 per share.

The determined fair value of the debt derivatives of $575,403 at inception date was charged as a debt discount up to the net proceeds of the note with the remainder $(127,787) and $(153,951) charged to the operations during 2011 and 2012 as non-cash interest expense, respectively.

At December 31, 2011, the Company marked to market the fair value of the debt derivatives and determined a fair value of $237,395. The Company recorded a gain from change in fair value of debt derivatives of $89,241. The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 185.84%, (3) weighted average risk-free interest rate of 0.02 to 0.06%, (4) expected life of 0.33 to 0.51 year, and (5) estimated fair value of the Company’s common stock of $0.18 per share.

As of March 9, 2012, the Company paid all outstanding (2011) Asher notes. At the dates of note payoffs, the Company marked to market the fair value of the debt derivatives and determined a fair value of $209,487. The Company recorded a gain from change in fair value of debt derivatives of $27,908. The fair value of the embedded derivatives of $209,487 were transferred to equity at the date of note(s) liquidation.

The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 192.54 to 192.77%, (3) weighted average risk-free interest rate of 0.08 to 0.06%, (4) expected life of 0.23 to 0.32 year, and (5) estimated fair value of the Company’s common stock of $0.181 to $0.313 per share.

At the inception of the 2012 notes, the Company determined the aggregate fair value of $337,616 of embedded derivatives. The fair value of the embedded derivatives was determined using the Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 196.08% to 219.80%, (3) weighted average risk-free interest rate of 0.18 % to 0.20%, (4) expected life of 0.75 to 1.00 years, and (5) estimated fair value of the Company’s common stock of $0.032 to $0.043 per share.

The determined fair value of the debt derivatives of $337,616 was charged as a debt discount up to the net proceeds of the note with the remainder $(109,115) charged to current period operations as non cash interest expense.

At September 30, 2012, the Company marked to market the fair value of the debt derivatives and determined a fair value of $752,708. The Company recorded a loss from change in fair value of debt derivatives of $450,330 and $387,185 for the three and nine month periods ended September 30, 2012, respectively. The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 218.27%, (3) weighted average risk-free interest rate of 0.10% to 17%, (4) expected life of 0.29 to 0.78 year, and (5) estimated fair value of the Company’s common stock of $0.0625 per share.

During 2011, the Company issued an aggregate of $110,000 Convertible Promissory Notes to Asher Enterprises, Inc. (“Asher Notes”) that mature from April 30, 2012 to July 5, 2012. The Asher Notes bear interest at a rate of 8% per annum and can be convertible into the Company’s common shares, at the holder’s option, at the conversion rates of 42% to 69% discount to the market price of the lowest three trading prices of the Company’s common shares during the ten-day period ending one trading day prior to the date of the conversion.

The Company has identified the embedded derivatives related to the Asher Notes. These embedded derivatives included certain conversion features and reset provision. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of Asher Notes and to fair value as of each subsequent reporting date. At the inception of the Asher Notes, the Company determined the aggregate fair value of $237,787 on the embedded derivatives. The fair value of the embedded derivatives was determined using the Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 215.72% to 221.52%, (3) weighted average risk-free interest rate of 0.05 to 0.09%, (4) expected life of 0.67 to 0.75 year, and (5) estimated fair value of the Company’s common stock of $0.17 to $0.20 per share.

The determined fair value of the debt derivatives of $237,787 was charged as a debt discount up to the net proceeds of the note with the remainder $(127,787) charged to current period operations as non cash interest expense.

At December 31, 2011, the Company marked to market the fair value of the debt derivatives and determined a fair value of $237,395. The Company recorded a gain from change in fair value of debt derivatives of $89,241. The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 185.84%, (3) weighted average risk-free interest rate of 0.02 to 0.06%, (4) expected life of 0.33 to 0.51 year, and (5) estimated fair value of the Company’s common stock of $0.18 per share.

The charge of the amortization of debt discount and costs for the year ended December 31, 2011 was $52,222, which was accounted for as interest expense. Also, the Company has accrued interest expense of $2,919 for the year ended December 31, 2011.

7. STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders Equity
Note 7. STOCKHOLDERS' EQUITY

Preferred stock

The Company has authorized 10,000,000 shares of preferred stock, with a par value of $0.0001 per share. As of September 30, 2012 and December 31, 2011, the Company did not have any preferred stock issued and outstanding.

Common stock

The Company has authorized 500,000,000 shares of common stock, with a par value of $0.0001 per share. As of September 30, 2012 and December 31, 2011, the Company has 265,394,584 and 210,850,519, respectively, shares of common stock issued and outstanding.

During the nine months ended September 30, 2012, the Company issued an aggregate of 261,556 shares of common stock for accrued expenses of $34,467.

During the nine months ended September 30, 2012, the Company issued an aggregate of 21,500,000 shares of common stock for future services of $1,745,690. The Company accretes the fair value of the shares issued as stock based compensation during the requisite service period to operations. During the nine months ended September 30, 2012, the Company recorded $645,255 as stock based compensation.

During the nine months ended September 30, 2012, the Company issued an aggregate of 6,532,509 shares of common stock for services rendered of $257,907.

During the nine months ended September 30, 2012, the Company issued an aggregate of 22,500,000 shares of common stock in settlement of $150,000 previous incurred payables. In connection with the issuance, the Company recorded a loss on settlement of debt of $829,530.

During the nine months ended September 30, 2012, the Company issued an aggregate of 600,000 shares of common stock for common stock subscriptions for $60,000 proceeds, which received in 2011 and 2,300,000 shares of common stock for in connection with a warrant agreement entered into on January 12, 2012 for $230,000.

During the nine months ended September 30, 2012, the Company issued 850,000 of common stock for net proceeds of $85,000.

Warrants

On January 12, 2012, the Company entered into a Warrant Agreement with Paradigm Concepts, Inc. (the "Warrant Holder"), pursuant to which the Company issued to Warrant Holder one certificate (the “Warrant Certificate”) providing the Warrant Holder with the right to purchase, at any time until the earliest occurrence of either (a) after the underlying common stock issuable in the exercise of the warrants being declared registered and effective by the SEC on a registration statement filed by the Company, or, (b) 5:30 P.M. Pacific Daylight Savings Time on July 12, 2012. The Warrant Certificate is exercisable up to $1,000,000 worth of restricted shares of common stock of the Company (the “Warrant Shares”) valued at exercise price calculated by taking the daily closing bid price of the Company’s common stock as reported on the OTCBB, on the date of the exercise of the warrants, and discounting that closing bid price by 20%; provided, however, the exercise price may in no event be lower than $0.10 per share nor greater than $0.40 per share. The Warrant is non-cancelable by the Company and non-callable.

Subsequent to the financial statements, the Company extended the expiration of the Warrant Agreement to December 31, 2012.

The Company has authorized 10,000,000 shares of preferred stock, with a par value of $0.0001 per share. As of December 31, 2011, the Company did not have any preferred stock issued and outstanding. The Company has authorized 500,000,000 shares of common stock, with a par value of $0.0001 per share. As of December 31, 2011 and 2010, the Company has 210,850,519 and 20,955,199, respectively, shares of common stock issued and outstanding.

During the year ended December 31, 2011, the Company issued 955,320 shares of Common Stock to consultants for services performed and rendered; 855,320 shares were expense in the year ended December 31, 2011 and 100,000 shares were accrued for in fiscal year 2010. These shares were valued at $153,459, which approximated the fair value of the shares when they were issued; the expense recognized in the year ended December 31, 2011 is $146,459 and $7,000 of expenses were recognized in fiscal year 2010.

During the year ended December 31, 2011, the Company issued 9,540,000 shares of Common Stock to private placement investors at $0.10 per share for aggregate gross proceeds of $954,000. In connection with the private placement subscription the Company has also agreed to issue to the referring brokers, five-year warrants to purchase an aggregate of 98,000 shares of common stock at an exercise price of $0.10 per share. The Company valued the warrants using the Black-Scholes pricing model and the following assumptions: contractual terms of 5 years, an average risk free interest rate of 2.00%, a dividend yield of 0%, and volatility of 247%. The amount of $29,400 attributed to the value of the warrants to be issued and has been accrued for as of December 31, 2011, which is charged to additional paid-in capital.

Also, during the year ended December 31, 2011, the Company received $60,000 from an investors in connection with the private placement subscription. The equivalent 600,000 shares of Common Stock at $0.10 were not yet issued at the end of the year ended December 31, 2011.

During the year ended December 31, 2011, the Company issued 300,000,000 shares of common stock to the shareholders of its Subsidiary, Clean Wind Energy pursuant to the Merger on December 29, 2010, in exchange for their Clean Wind Energy Common Stock. These issuances of shares were made in reliance upon an exemption from registration under Section 4 (2) of the Securities Act, and Regulation D promulgated thereunder.

On September 20, 2011, the Company received notice from an attorney representing John W. Hanback (Chief Technology Officer), Itzhak Tepper (PE Chief Structural Engineer) and one additional employee located at the Company’s research facility (collectively, the “Former Employees”) whereby the Former Employees have claimed that they have been constructively discharged from their employment and have terminated their employment agreements. The Company considers the notice from the Former Employees as a resignation by such Former Employees and has notified the Former Employees that such resignation has been accepted. As a result of such resignation, the Company has cancelled all stock certificates issued at the time of Merger which represents an aggregate of 120,600,000 shares of common stock held by the Former Employees that would have been earned out on the first anniversary of their employment agreements.

On December 29, 2010, the Company agreed to issue to Source Capital 6,000,000 shares for providing financial advisory services to Clean Wind Energy in connection with the Merger and for on-going financial services. These shares have not been issued as of December 31, 2011 and the shares to be issued were made in reliance upon an exemption from registration under Section 4 (2) of the Securities Act, and Regulation D promulgated thereunder.

8. CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Contingencies
Note 8. CONTINGENCIES

Litigation

Clean Wind Energy, Inc. v. John Hanback, et al

On January 12, 2012, the Company and its subsidiary, Clean Wind Energy, Inc. (collectively “CWE”), entered into a Settlement and Release Agreement (the “Agreement”) with John W. Hanback (“Hanback”), Christopher W. Johnson (“Johnson”) and Itzhak Tepper (“Tepper”) (Hanback, Johnson and Tepper, the “Former Employees”), pursuant to which the Former Employees agreed to a mutual release and also agreed to the following:

·	CWE and the Former Employees will jointly file a Stipulation of Dismissal dismissing the lawsuit filed by CWE against the Former Employees in the United States District Court for the Eastern District of Virginia, Alexandria Division, Civil Action No. 1:11cv1206 LMB/TRJ.

·	In consideration of $174,000 from an unaffiliated third party in February 2012, the Former Employees transferred the shares of common stock owned by them to an unaffiliated third party.

·	Hanback tendered to CWE assignments of certain patent applications in consideration of the Hanback Payment.

·	Hanback, Johnson and Tepper agreed to a 15 month non-competition period whereby they will not directly or indirectly attempt to procure a site for a large-scale tower using non-toxic natural elements to generate electricity.

·	Hanback, Johnson and Tepper agreed to a 15 month no-contact period, whereby they may not have any professional dealings with certain parties.

Porter LeVay & Rose, Inc.

On February 23, 2012, we were served with a Complaint in the matter of Porter, LeVay & Rose, Inc. filed in the Supreme Court of the State of New York, stipulating that Clean Wind Energy Tower, Inc. has yet to pay for certain services rendered on behalf of Porter LeVay & Rose for Financial Public Relations services. On March 21, 2012, Clean Wind Energy Tower, Inc., executed a Stipulation Settling Action Agreement and agreed to pay a total of $39,219 in equal payments of $9,805, the first to be paid prior to March 30, 2012 and monthly thereafter until paid in full. The first payment was made on March 27, 2012. The Company has accounted for unpaid balance of $9,805 as accounts payable and accrued expenses in its condensed consolidated balances sheets as of December 31, 2011. During the three months ended September 30, 2012, the Company settled all outstanding obligations.

The Company is subject to legal proceedings and claims from time to time which arise in the ordinary course of its business. Although occasional adverse decisions or settlements may occur, the Company believes that the final disposition of such matters should not have a material adverse effect on its consolidated financial position, results of operations or liquidity.

Office Leases Obligations

The Company leases approximately 100 square feet of office space at 1997 Annapolis Exchange Parkway, Suite 300, Annapolis, Maryland 21401 pursuant to a lease that expires October 31, 2011 and leases approximately 8,435 square feet of commercial space in Warrenton, Virginia pursuant to a lease that expires November 30, 2013. The Company is in the process of renewing the lease for the office space in Annapolis, Maryland.

The Company maintains one unpatented lode mining claim, #IMC39643, claim name-Abbatoir, which is leased to U.S. Silver Corporation.

Commitments for minimum rentals under non cancelable leases at December 31, 2011 are as follows:

2012	81,890
2013	105,366
Total	$187,256

Rental expenses charged to operations for the year ended December 31, 2011 was $112,851.

Employment and Consulting Agreements

The Company has employment agreements with certain of its key employees which include non-disclosure and confidentiality provisions for protection of the Company’s proprietary information.

The Company has consulting agreements with outside contractors to provide marketing and financial advisory services. The Agreements are generally for a term of 12 months from inception and renewable automatically from year to year unless either the Company or Consultant terminates such engagement by written notice.

On December 29, 2010, pursuant to the Merger, Clean Wind Energy became a wholly-owned subsidiary of the Company. Clean Wind Energy has employment agreements with its executive officers. Each of the employment agreements was entered into on September 22, 2010 and amended on November 22, 2010.

Name	Position(s)	Term	Salary	Bonus	Severance
Ronald W. Pickett	President, Chief Executive Officer	3 years; renewable for 1 year on mutual consent	$200,000	Board Discretionary	Twelve (12) months salary and benefits for termination without cause.
Stephen Sadle	Chief Operating Officer	3 years; renewable for 1 year on mutual consent	$175,000	Board Discretionary	Twelve (12) months salary and benefits for termination without cause.
Robert P. Crabb	Secretary, Chief Marketing Officer	3 years; renewable for 1 year on mutual consent	$60,000	Board Discretionary	Twelve (12) months salary and benefits for termination without cause.
Ownkar Persaud (1)	Chief Financial Officer	3 years; renewable for 1 year on mutual consent	$60,000	Board Discretionary	Three (3) months salary and benefits for termination due to a change of control

(1)	Mr. Ownkar Persaud mutually agreed to reduce his original annual salary of $100,000 to $60,000 effective on January 1, 2011.

The foregoing descriptions of the employment agreements do not purport to be complete and are qualified in their entirety by reference to such employment agreements which are included as exhibits to this Form 10-K, were filed with the SEC on Form 8-K on December 30, 2010.

In connection with the private placement subscription the Company has also agreed to issue to the referring brokers, five-year warrants to purchase an aggregate of 98,000 shares of common stock at an exercise price of $0.10 per share. The Company valued the warrants using the Black-Scholes pricing model and the following assumptions: contractual terms of 5 years, an average risk free interest rate of 2.00%, a dividend yield of 0%, and volatility of 247%. The amount of $29,400 attributed to the value of the warrants to be issued and has been accrued for as of December 31, 2011, which is charged to additional paid-in capital.

Litigation

Clean Wind Energy, Inc. v. John Hanback, et al

As of November 4, 2011, we were the plaintiff  in the matter captioned Clean Wind Energy, Inc. vs. John Hanback, et al, in the Federal District Court  of Alexandria, Virginia.

On January 12, 2012, the Company and its subsidiary, Clean Wind Energy, Inc. (collectively “CWE”), entered into a Settlement and Release Agreement (the “Agreement”) with John W. Hanback (“Hanback”), Christopher W. Johnson (“Johnson”) and Itzhak Tepper (“Tepper”) (Hanback, Johnson and Tepper, the “Former Employees”), pursuant to which the Former Employees agreed to a mutual release and also agreed to the following:

•	CWE and the Former Employees will jointly file a Stipulation of Dismissal dismissing the lawsuit filed by CWE against the Former Employees in the United States District Court for the Eastern District of Virginia, Alexandria Division, Civil Action No. 1:11cv1206 LMB/TRJ.
•	In consideration of $174,000 from an unaffiliated third party in February 2012, the Former Employees transferred the shares of common stock owned by them to an unaffiliated third party.
•	Hanback tendered to CWE assignments of certain patent applications in consideration of the Hanback Payment.
•	Hanback, Johnson and Tepper agreed to a 15 month non-competition period whereby they will not directly or indirectly attempt to procure a site for a large-scale tower using non-toxic natural elements to generate electricity.
•	Hanback, Johnson and Tepper agreed to a 15 month no-contact period, whereby they may not have any professional dealings with certain parties.

The Company has properly accounted for this settlement as accounts payable and accrued expenses in its December 31, 2011 consolidated financial statements.

Porter LeVay & Rose, Inc.

On February 23, 2012, we were served with a Complaint in the matter of Porter, LeVay & Rose, Inc. filed in the Supreme Court of the State of New York, stipulating that Clean Wind Energy Tower, Inc. has yet to pay for certain services renedered on behalf of Porter LeVay & Rose for Financial Public Relations services. On March 21, 2012, Clean Wind Energy Tower, Inc., executed a Stipulation Settling Action Agreement and agreed to pay a total of $39,219 in equal payments of $9,805, the first to be paid prior to March 30, 2012 and monthly thereafter until paid in full. The first payment was made on March 27, 2012. The Company has accounted for this $39,219 as accounts payable and accrued expenses in its December 31, 2011 consolidated financial statements.

The Company is subject to legal proceedings and claims from time to time which arise in the ordinary course of its business. Although occasional adverse decisions or settlements may occur, the Company believes that the final disposition of such matters should not have a material adverse effect on its consolidated financial position, results of operations or liquidity.

9. FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 9. FAIR VALUE MEASUREMENTS

ASC 825-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance. ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 825-10 establishes three levels of inputs that may be used to measure fair value:

●	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

●	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability; or

●	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and are unobservable.

Items recorded or measured at fair value on a recurring basis in the accompanying unaudited condensed consolidated financial statements consisted of the following items as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Long-term investments	$-	$-	$-	$-
Total	$-	$-	$-	$-

Derivative liabilities	$-	$-	$752,708	$752,708
Total	$-	$-	$752,708	$752,708

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities (derivative liability) for the nine months ended September 30, 2012.

Nine months ended September 30, 2012:

Derivative Liability
Balance, December 31, 2011	$237,395

Transfers in (out) at mark-market value on date of payoff	(209,487)

Transfers in upon initial fair value of derivative liability	337,615

Loss from change in fair value of derivative liability	387,185

Balance, September 30, 2012	$752,708

Total loss for the period included in earnings relating to the liabilities held at September 30, 2012	$(387,185)

Level 3 Liabilities were comprised of our bifurcated convertible debt features on our convertible notes.

ASC 825-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance. ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 825-10 establishes three levels of inputs that may be used to measure fair value:

●	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

●	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability; or

●	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and are unobservable.

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of December 31, 2011:

	Level 1		Level 2	Level 3	Total
Long-term investments			-	-	-
Total	$		$-	$-	$-

Derivative liabilities		-	-	237,395	237,395
Total		$-	$-	$237,395	$237,395

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities (derivative liability) for the year ended December 31, 2011.

Year ended December 31, 2011:
derivative liability
Balance, December 31, 2010	$-

Initial fair value of embedded derivative in connection with convertible notes	237,787
Adjustment for debt modification	88,849
Mark-to-market at December 31, 2011:	(89,241)

Balance, December 31, 2011	$237,395

Total gain for the period included in earnings relating to the liabilities held at December 31, 2011	$89,241

Level 3 Liabilities are comprised of our bifurcated convertible debt features on our convertible notes.

10. SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 10. SUBSEQUENT EVENTS	Subsequent issuances of common stock During the month of October 2012, the Company issued 1,118,667 shares of common stock for services rendered.

Warrant Agreement

On January 12, 2012 the Company entered into a Warrant Agreement providing the holder the right to purchase, at any time, up to July 12, 2012 and up to $1,000,000 worth of the Company's common stock valued at an exercise price calculated by taking the daily closing bid price of the Company's common stock reported on the OTCBB, at the date of exercise and discounting that closing bid price by 20%, provided, however, the exercise price shall in no event be lower than $0.10 per share nor greater than $0.40 per share. The Warrant Agreement is non cancelable by the Company and is non callable.

Financing

On February 29, 2012, the Company entered into a Note Purchase Agreement pursuant to which the Company issued a secured convertible note in the amount of $335,000 due on June 23, 2012 with fixed interest of $12,563 per month beginning thirty days from issuance along with defined principal payments. The Note is secured by certain assets of the Company

Subsequent issuances

On January 12, 2012,the Company entered into a Warrant Agreement with Paradigm Concepts, Inc. (the "Warrant Holder"), pursuant to which the Company issued to Warrant Holder one certificate (the “Warrant Certificate”) providing the Warrant Holder with the right to purchase, at any time until the earliest occurrence of either (a) after the underlying common stock issuable in the exercise of the warrants being declared registered and effective by the SEC on a registration statement filed by the Company, or, (b) 5:30 P.M. Pacific Daylight Savings Time on July 12, 2012. The Warrant Certificate is exercisable up to $1,000,000 worth of restricted shares of common stock of the Company (the “Warrant Shares”) valued at exercise price calculated by taking the daily closing bid price of the Company’s common stock as reported on the OTCBB, on the date of the exercise of the warrants, and discounting that closing bid price by 20%; provided, however, the exercise price may in no event be lower than $0.10 per share nor greater than $0.40 per share. The Warrant is non-cancelable by the Company and non-callable.

The Company claims an exemption from the registration requirements of the Securities Act of 1933, as amended (the "Act") for the private placement of these securities pursuant to Section 4(2) of the Act and/or Regulation D promulgated there under since, among other things, the transaction did not involve a public offering, Paradigm is an accredited investor, had access to information about the Company and their investment, Paradigm took the securities for investment and not resale, and the Company took appropriate measures to restrict the transfer of the securities.

On January 12, 2012, the Company and its subsidiary, Clean Wind Energy, Inc. (collectively “CWE”), entered into a Settlement and Release Agreement (the “Agreement”) with John W. Hanback (“Hanback”), Christopher W. Johnson (“Johnson”) and Itzhak Tepper (“Tepper”) (Hanback, Johnson and Tepper, the “Former Employees”), pursuant to which the Former Employees agreed to a mutual release and also agreed to the following:

•	CWE and the Former Employees will jointly file a Stipulation of Dismissal dismissing the lawsuit filed by CWE against the Former Employees in the United States District Court for the Eastern District of Virginia, Alexandria Division, Civil Action No. 1:11cv1206 LMB/TRJ.
•	In consideration of $174,000 from an unaffiliated third party in February 2012, the Former Employees transferred the shares of common stock owned by them to an unaffiliated third party.
•	Hanback tendered to CWE assignments of certain patent applications in consideration of the Hanback Payment.
•	Hanback, Johnson and Tepper agreed to a 15 month non-competition period whereby they will not directly or indirectly attempt to procure a site for a large-scale tower using non-toxic natural elements to generate electricity.
•	Hanback, Johnson and Tepper agreed to a 15 month no-contact period, whereby they may not have any professional dealings with certain parties.

Subsequent issuances, continued

On February 7, 2012, the Company paid off the convertible promissory note in the amount of $45,000 dated July 27, 2011 held by Asher Enterprises Inc. The total amount paid is $69,304.92 which represents principal, interest and penalty for early payment before maturity.

On February 22, 2012, the Company paid off the convertible promissory note in the amount of $32,500 dated August 23, 2011 held by Asher Enterprises Inc. The total amount paid is $49,918.22 which represents principal, interest and penalty for early payment before maturity.

On February 29, 2012, the Company entered into a Note Purchase Agreement and a Pledge and Security Agreement with Hanover Holdings I, LLC ("Hanover"), providing for the sale of an Original Issue Discount Secured Convertible Promissory Note in the principal amount of $335,000 (the "Note"). The financing closed on March 2, 2012. The Note contained an original issue discount of 10% representing $33,500. In the event of default, Hanover may convert balances owed under the Note into restricted shares of common stock, at Hanover’s option, at a conversion price equal to 45% of the lowest trading price for the common stock at any time during the prior 10 trading days immediately preceding the date of the notice of such conversion.

The Note bears interest at the rate of 15% per annum. Subject to the prepayment provisions in the Note, the principal plus interest amount of the Note is to be repaid subject to an amortization schedule which provides that the Company pay (i) $47,562.50 thirty days from the date of the Note, (ii) $62,562.50 sixty days from the date of the Note, (iii) $112,562.50 ninety days from the date of the Note and (iv) $162,562.50 one hundred twenty days from the date of the Note. The Company may prepay the Note in full at the Company’s sole option and discretion by providing to Hanover three prior trading days’ written notice, in full. The Company is required to pay off all principal, interest and any other amounts owing prior to any such prepayment. In order to facilitate the closing of this financing, a shareholder pledged 10,000,000 shares to Hanover.

The Company claims an exemption from the registration requirements of the Securities Act of 1933, as amended (the "Act") for the private placement of these securities pursuant to Section 4(2) of the Act and/or Regulation D promulgated there under since, among other things, the transaction did not involve a public offering, Hanover is an accredited investor, Hanover had access to information about the Company and their investment, Hanover took the securities for investment and not resale, and the Company took appropriate measures to restrict the transfer of the securities.

On March 9, 2012, the Company paid off the convertible promissory note in the amount of $32,500 dated October 3, 2011 held by Asher Enterprises Inc. The total amount paid is $49,157.82 which represents principal, interest and penalty for early payment before maturity.

Subsequent issuances, continued

On February 29, 2012, the Company entered into a Note Purchase Agreement and a Pledge and Security Agreement with Hanover Holdings I, LLC ("Hanover"), providing for the sale of an Original Issue Discount Secured Convertible Promissory Note in the principal amount of $335,000 (the "Note"). The financing closed on March 2, 2012. The Note contained an original issue discount of 10% representing $33,500. In the event of default, Hanover may convert balances owed under the Note into restricted shares of common stock, at Hanover’s option, at a conversion price equal to 45% of the lowest trading price for the common stock at any time during the prior 10 trading days immediately preceding the date of the notice of such conversion. In order to facilitate the closing of this financing, a shareholder pledged 10,000,000 shares to Hanover (the “Pledged Shares”). On March 8, 2012, the Company received a notice of default from Hanover as a result of the Company’s common stock volume weighted average price falling below $0.08 per share. Hanover has requested that the escrow agent transfer the Pledged Shares to Hanover. Further, Hanover has demanded the repayment of $481,562.50 as a result of the claimed default.

During the month of January 2012, the Company issued an aggregate of 9,161,556 shares of common stock for services rendered of $1,329,118 and 1,450,000 common shares for common stock subscriptions for $145,000.

During the month ended February 2012, the Company issued an aggregate of 259,630 shares of common stock for services rendered of $26,283, 400,000 common shares for common stock subscriptions for $40,000 and 2,300,000 common shares for in connection with a warrant agreement entered into on January 12, 2012 for $230,000.

During the month of March 2012, the Company issued an aggregate of 1,525,545 shares of common stock for services rendered of $66,058.

Subsequent Settlements

Clean Wind Energy, Inc. v. John Hanback, et al

On January 12, 2012, the Company and its subsidiary, Clean Wind Energy, Inc. (collectively “CWE”), entered into a Settlement and Release Agreement (the “Agreement”) with John W. Hanback (“Hanback”), Christopher W. Johnson (“Johnson”) and Itzhak Tepper (“Tepper”) (Hanback, Johnson and Tepper, the “Former Employees”), pursuant to which the Former Employees agreed to a mutual release.  See Note 9 for detail.

Porter LeVay & Rose, Inc.

On March 21, 2012, Clean Wind Energy Tower, Inc., executed a Stipulation Settling Action Agreement with Porter LeVay & Rose, Inc., see Note 9 for detail.

1. Nature of Operations	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
1. Nature of Operations

Clean Wind Energy Tower, Inc. (the “Company”, “we”, “us”, “our”) (formerly known as Superior Silver Mines, Inc.) was incorporated in the State of Idaho on January 22, 1962 as Superior Mines Company and then changed its name to Superior Silver Mines, Inc. The Company reincorporated as a Nevada corporation on December 27, 2010. The Company has been dormant for a number of years, and has no known mineral reserves.

On December 29, 2010, pursuant to an Agreement and Plan of Merger, dated December 29, 2010 (the “Merger Agreement”), the Company consummated a reverse merger (the “Merger”) with Clean Wind Energy, Inc., a corporation formed under the laws of the State of Delaware on July 26, 2010 (“Clean Wind Energy”). In connection with the Merger, the Company issued to the stockholders of Clean Wind Energy in exchange for their Clean Wind Energy Common Stock, the right to receive an aggregate of 300,000,000 shares of the Company’s Common Stock. The Merger was accounted for as a “reverse merger”, since the stockholders of Clean Wind Energy owned a majority of the Company’s common stock immediately following the transaction and their management has assumed operational, management and governance control.

For accounting purposes, Clean Wind Energy was the surviving entity. The transaction was accounted for as a recapitalization of Clean Wind Energy pursuant to which Clean Wind Energy was treated as the surviving and continuing entity although the Company is the legal acquirer rather than a reverse acquisition. The Company did not recognize goodwill or any intangible assets in connection with this transaction. Accordingly, the Company’s historical financial statements are those of Clean Wind Energy immediately following the consummation of the reverse merger.

On January 21, 2011, the Company changed its name to Clean Wind Energy Tower, Inc. In addition, effective January 24, 2011, the Company’s quotation symbol on the Over-the-Counter Bulletin Board was changed from SSVM.OB to CWET.OB.

Until the consummation of the Merger, the Company’s purpose was to seek, investigate and, if such investigation warranted, acquire an interest in business opportunities presented to it by persons or firms who, or which, desire to seek the perceived advantages of a publicly registered corporation. Because the Company had no operations and only nominal assets until the Merger, it was considered a shell company under rules promulgated by the U.S. Securities and Exchange Commission.

3. Going Concern Matters	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
3. Going Concern Matters

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. The Company has reported a net loss of $(2,261,479) for the year ended December 31, 2011, accumulated deficit of $(3,099,636) and total current liabilities in excess of current assets of $(1,348,290) as of December 31, 2011.

The Company’s ability to continue existence is dependent upon commencing its planned operations, management’s ability to develop and achieve profitable operations and/or upon obtaining additional financing to carry out its planned business. The Company intends to fund its business development, acquisition endeavors and operations through equity and debt financing arrangements. During the year ended In December 31, 2011, certain shareholders of the Company have committed to meeting operating expenses. However, there can be no assurance that these arrangements will be sufficient to fund its ongoing capital expenditures, working capital, and other cash requirements. The outcome of these matters cannot be predicted at this time. There can be no assurance that any additional financings will be available to the Company on satisfactory terms and conditions, if at all. In the event we are unable to continue as a going concern, we may elect or be required to seek protection from our creditors by filing a voluntary petition in bankruptcy or may be subject to an involuntary petition in bankruptcy. To date, management has not considered this alternative, nor does management view it as a likely occurrence.

The accompanying financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

10. Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
10. Income Taxes

The Company utilizes ASC 740 “Income Taxes”, which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the consolidated financial statement or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between consolidated financial statements and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

For the period from July 26, 2010 (date of inception) through December 31, 2011, the Company had available for U.S federal income tax purposes net operating loss carryovers of approximately $2,347,000, which expiring through the year of 2031. The net operating loss carryovers may be subject to limitations under Internal Revenue Code due to significant changes in the Company’s ownership. The Company has provided a full valuation allowance against the full amount of the net operating loss benefit, since, in the opinion of management, based upon the earnings history of the Company it is more likely than not that the benefits will not be realized.

The income tax provision (benefit) for the years ended December 31, 2011 and 2010 consists of the following:

	2011	2010
Federal:
Current	$-	$-
Deferred	821,450	293,000
	821,450	293,000
State and local:
Current	-	-
Deferred	127,000	69,000
	127,000	69,000

Change in valuation allowance	(948,450)	(362,000)

Income tax provision (benefit)	$-	$-

The provision for income taxes differ from the amount of income tax determined by applying the applicable U.S statutory rate to losses before income tax expense for the period from July 26, 2010 (date of inception) through December 31, 2010 and through December 31, 2011 as follows:

December 31, 2011 and 2010
Statutory federal income tax rate	(35.0%)
Statutory state and local income tax rate (8.25%), net of federal benefit	(5.4%)
Change in valuation allowance	40.4%
Effective tax rate	0.00%

Deferred income taxes result from temporary differences in the recognition of income and expenses for financial reporting purposes and for tax purposes. The tax effect of these temporary differences representing deferred tax asset and liabilities result principally from the following:

	December 31,
	2011	2010
Deferred tax assets (liabilities):
Stock based compensation to be issued for services rendered	$231,500	$184,000
Net operating loss carry forward	716,950	178,000
Less: valuation allowance	(948,450)	(362,000)
Net deferred tax asset	$-	$-

The Company has not yet filed its tax returns for the period from July 26, 2010 (date of inception) through December 31, 2011.

The provisions of ASC 740 require companies to recognize in their financial statements the impact of a tax position if that position is more likely than not to be sustained upon audit, based upon the technical merits of the position. ASC 740 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken on a tax return. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and disclosure.

Management does not believe that the Company has any material uncertain tax positions requiring recognition or measurement in accordance with the provisions of ASC 740. Accordingly, the adoption of these provisions of ASC 740 did not have a material effect on the Company’s consolidated financial statements. The Company’s policy is to record interest and penalties on uncertain tax positions, if any, as income tax expense.

All tax years for the Company remain subject to future examinations by the applicable taxing authorities.

1. SUMMARY OF ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2012
Summary Of Accounting Policies Policies
Business and Basis of Presentation

Clean Wind Energy Tower, Inc. (the “Company,” “we,” “our,” “us”), formerly known as Superior Silver Mines, Inc., was incorporated in the State of Idaho on January 22, 1962 as Superior Mines Company and then changed its name to Superior Silver Mines, Inc.  The Company reincorporated as a Nevada corporation on December 27, 2010.  The Company has been dormant for a number of years, and has no known mineral reserves.

On December 29, 2010, pursuant to an Agreement and Plan of Merger, dated December 29, 2010 (the “Merger Agreement”), the Company consummated a reverse merger (the “Merger”) with Clean Wind Energy, Inc., a corporation formed under the laws of the State of Delaware on July 26, 2010 (“Clean Wind Energy”).  In connection with the Merger, the Company issued to the stockholders of Clean Wind Energy in exchange for their Clean Wind Energy Common Stock, the right to receive an aggregate of 300,000,000 shares of the Company’s Common Stock.  The Merger was accounted for as a “reverse merger”, since the stockholders of Clean Wind Energy owned a majority of the Company’s common stock immediately following the transaction and their management has assumed operational, management and governance control.

For accounting purposes, Clean Wind Energy was the surviving entity. The transaction was accounted for as a recapitalization of Clean Wind Energy pursuant to which Clean Wind Energy was treated as the surviving and continuing entity although the Company is the legal acquirer rather than a reverse acquisition.  The Company did not recognize goodwill or any intangible assets in connection with this transaction.  Accordingly, the Company’s historical financial statements are those of Clean Wind Energy immediately following the consummation of the reverse merger.

The Company plans to design, develop, and construct large downdraft towers that use benevolent, non-toxic natural elements to generate electricity and clean water economically (“Downdraft Towers”) by integrating and synthesizing numerous proven as well as emerging technologies. In addition to constructing Downdraft Towers in the United States and abroad, the Company intends to be prepared to establish partnerships at home and abroad to propagate these systems and meet increasing global demand for clean water and electricity

On January 21, 2011, the Company changed its name to Clean Wind Energy Tower, Inc.  In addition, effective January 24, 2011, the Company’s quotation symbol on the Over-the-Counter Bulletin Board was changed from “SSVM” to “CWET”.

Interim Financial Statements

The following (a) condensed consolidated balance sheet as of December 31, 2011, which has been derived from audited financial statements, and (b) the unaudited condensed consolidated interim financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and the instructions to Form 10-Q and Rule 8-03 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine months ended September 30, 2012 are not necessarily indicative of results that may be expected for the year ending December 31, 2012. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2011 included in the Company’s Annual Report on Form 10-K, filed with the Securities and Exchange Commission (“SEC”) on April 2, 2012.

Going Concern

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. However, the Company has reported net losses of $2,134,301 and $3,485,101 for the three and nine month periods ended September 30, 2012, respectively, accumulated deficit of $6,584,737 and total current liabilities in excess of current assets of $2,388,385 as of September 30, 2012.

The Company is in a development stage and does not have any revenues from operations and will be dependent on funds raise to satisfy its ongoing capital requirements for at least the next 12 months. The Company will require additional financing in order to execute its operating plan and continue as a going concern. The Company cannot predict whether this additional financing will be in the form of equity or debt, or be in another form. The Company may not be able to obtain the necessary additional capital on a timely basis, on acceptable terms, or at all. In any of these events, the Company may be unable to implement its current plans for expansion or respond to competitive pressures, any of these circumstances would have a material adverse effect on its business, prospects, financial condition and results of operations.

The unaudited condensed consolidated financial statements do not include any adjustments relating to the recoverability of assets and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

Fair Value of Financial Instruments

Our short-term financial instruments, including cash, other assets and accounts payable and accrued expenses consist primarily of instruments without extended maturities, the fair value of which, based on management’s estimates, reasonably approximate their book value. The fair value of our notes and advances payable is based on management estimates and reasonably approximates their book value based on their current maturity.

Long-Lived Asset

We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with ASC 360-10 (formerly Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets). Recoverability is measured by comparison of the carrying amount to the future net cash flows which the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the projected discounted future cash flows arising from the asset using a discount rate determined by management to be commensurate with the risk inherent to our current business model.

Net Loss per Common Share

The Company computes net loss per share under Accounting Standards Codification subtopic 260-10, Earnings Per Share (“ASC 260-10”). Basic net income (loss) per common share is computed by dividing net loss by the weighted average number of shares of common stock. Diluted net loss per share is computed using the weighted average number of common and common stock equivalent shares outstanding during the period. There is no effect on diluted loss per share since the common stock equivalents are anti-dilutive. Dilutive common stock equivalents consist of shares issuable upon conversion of convertible notes and the exercise of the Company's stock options, warrants and convertible debt. Common stock equivalents excluded from the loss per share for the three and nine months ended September 30, 2012 were 14,788,360 shares, and for the three and nine months ended September 30, 2011 were 1,203,202 shares.

Use of Estimate

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Revenue Recognition

The Company has generated no revenues to date. It is the Company’s policy that revenue from product sales or services will be recognized in accordance with ASC 605 “Revenue Recognition”. Four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured. Determination of criteria (3) and (4) are based on management’s judgments regarding the fixed nature of the selling prices of the products delivered and the collectability of those amounts. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded. The Company will defer any revenue for which the product was not delivered or is subject to refund until such time that the Company and the customer jointly determine that the product has been delivered or no refund will be required.

Stock Based Compensation

The Company account for its stock based awards in accordance with Accounting Standards Codification subtopic 718-10, Compensation (“ASC 718-10”), which requires a fair value measurement and recognition of compensation expense for all share-based payment awards made to our employees and directors, including restricted stock awards. We estimate the fair value of stock using the stock price on date of the approval of the award. The fair value is then expensed over the requisite service periods of the awards, which is generally the performance period and the related amount recognized in our consolidated statements of operations.

Stock-based compensation expense in connection with stock granted to consultants in exchange for services rendered for the three months ended September 30, 2012 and 2011 was $456,880 and $93,108, respectively, for the nine months ended September 30, 2012 and 2011 was $937,629 and $53,351, respectively and $1,511,088 from July 26, 2010 (date of inception) through September 30, 2012.

Income Taxes

The Company utilizes ASC 740 “Income Taxes” which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year-end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Temporary differences between taxable income reported for financial reporting purposes and income tax purposes primarily relate to the recognition of debt costs and stock based compensation expense. The adoption of ASC 740-10 did not have a material impact on the Company's results of operations or financial condition.

Research and development

In accordance with ASC 730, “Research and Development”, the Company expenses all research and development costs as incurred. The Company had incurred $90,880 and $138,152 for the three and nine months ended September 30, 2012, respectively; $109,976 and $353,376 for the three and nine months ended September 30, 2011, respectively; and $574,561 research and development costs from July 26, 2010 (date of inception) through September 30, 2012. The company expects the research and development costs to increase in the future as it continues to invest in the infrastructure that is critical to achieve our business goals and objectives.

Property, plant and equipment

Property, plant and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets. Gains and losses from the retirement or disposition of property and equipment are included in operations in the period incurred. Maintenance and repairs are expensed as incurred.

Cash and cash equivalent

For purposes of the statement of cash flows, cash and cash equivalents includes demand deposits, saving accounts and money market accounts. The Company considers all highly liquid debt instruments with maturities of three months or less when purchased to be cash and cash equivalents.

Derivative financial instruments

Accounting Standards Codification subtopic 815-40, Derivatives and Hedging, Contracts in Entity’s own Equity (“ASC 815-40”) became effective for the Company on October 1, 2009. The Company’s convertible debt has reset provisions to the exercise price if the Company issues equity or a right to receive equity, at a price less than the exercise prices.

Development stage entity

The Company is considered to be a development stage entity, as defined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 915. For the period from July 26, 2010 (date of inception) through September 30, 2012, the Company has not generated any revenues to date, has no significant assets and has incurred losses since inception from developing its business and planned operations. Consequently, its operations are subject to all the risks inherent in the establishment of a new business enterprise.

Reclassification	Certain reclassifications have been made to conform with the prior period’s data to the current presentation. These reclassifications had no effect on reported net loss.
Recently Issued Accounting Pronouncements

There are various updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to have a material impact on the Company's consolidated financial position, results of operations or cash flows.

2. ACCRUED LIABILITIES AND EXPENSES (Tables)	9 Months Ended
Sep. 30, 2012
Accrued Liabilities And Expenses Tables
Accrued liabilities and expenses

Accrued liabilities and expenses as of September 30, 2012 and December 31, 2011 consist of the following:

	September 30, 2012	December 31, 2011
Accrued payroll	$463,615	$472,221
Accrued payroll taxes payable	18,330	18,330
Accrued stock purchase warrants	29,400	29,400
Accrued interest and other	186,095	107,699
Total	$697,440	$627,650

3. ADVANCES FROM SHAREHOLDERS/OFFICERS (Tables)	9 Months Ended
Sep. 30, 2012
Advances From Shareholdersofficers Tables
Advances from shareholders

Advances from shareholders are comprised of the following:

	September 30, 2012	December 31, 2011
Cash advances	$–	$5,000
Fair value of common stock pledged as collateral by shareholder (see below)	170,000	–
Total	$170,000	$5,000

9. FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Measurements Tables
Fair value measurement on recurring basis
	Level 1	Level 2	Level 3	Total
Long-term investments	$-	$-	$-	$-
Total	$-	$-	$-	$-

Derivative liabilities	$-	$-	$752,708	$752,708
Total	$-	$-	$752,708	$752,708

Summary of changes in the fair value of derivative liabilities
Derivative Liability
Balance, December 31, 2011	$237,395

Transfers in (out) at mark-market value on date of payoff	(209,487)

Transfers in upon initial fair value of derivative liability	337,615

Loss from change in fair value of derivative liability	387,185

Balance, September 30, 2012	$752,708

Total loss for the period included in earnings relating to the liabilities held at September 30, 2012	$(387,185)

2. ACCRUED LIABILITIES AND EXPENSES (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Accrued Liabilities And Expenses Details
Accrued payroll	$ 463,615	$ 472,221
Accrued payroll taxes payable	18,330	18,330
Accrued stock purchase warrants	29,400	29,400
Accrued interest and other	186,095	107,699
Total	$ 697,440	$ 627,650

3. ADVANCES FROM SHAREHOLDERS/OFFICERS (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Advances From Shareholdersofficers Details
Cash advances		$ 5,000
Fair value of common stock pledged as collateral by shareholder	170,000
Total	$ 170,000	$ 5,000

1. SUMMARY OF ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended	18 Months Ended	26 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Sep. 30, 2012
Summary Of Accounting Policies Details Narrative
Working Capital	$ (2,388,385)			$ (2,388,385)				$ (2,388,385)
Common stock equivalents excluded from the loss per share	14,788,360	1,203,202		14,788,360	1,203,202
Stock-based compensation expense	456,880	93,108		937,629	55,351			1,511,088
Research And Development Expense	$ 90,880	$ 109,976	$ 73,559	$ 138,152	$ 353,376	$ 362,850	$ 436,409	$ 574,561

4. NOTE PAYABLE (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Hanover
Debt Instrument [Line Items]
Principal amount				$ 335,000
Original issue discount	132,327	57,778		33,500
Interest rate				15.00%
Interest expense charged				33,500
Notes payable in settlement of accounts payable	$ 268,720

5. CONVERTIBLE NOTES PAYABLE (Details Narrative) (USD $)	3 Months Ended	9 Months Ended		26 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Proceeds from issuance of note		$ 301,500		$ 301,500
Non cash interest expense		109,115		236,902
Amortization of debt discount and costs	66,039	153,951	47,306	206,173
ConvertibleNotesPayableMember
Fair value of the debt derivatives	209,487	209,487		209,487
Gain from change in fair value of debt derivatives		27,908
Dividend yield		0.00%
Expected volatility Minimum		196.08%
Expected volatility Maximum		219.80%
Weighted average risk-free interest rate Minimum		0.16%
Weighted average risk-free interest rate Maximum		0.19%
Expected life Minimum		9 months
Expected life Maximum		1 year
Estimated fair value of the Company's common stock Minimum		$ 0.032
Estimated fair value of the Company's common stock Maximum		$ 0.043
Non cash interest expense		109,116
Accrued interest expense	6,283	6,283		6,283
Fair value of derivatives	337,616	337,616		337,616
Asher Note
Principal amount	68,500	68,500		68,500
Interest rate	8.00%	8.00%		8.00%
Proceeds from issuance of note		65,000
Maturity date		Jan 12, 2013
Asher Note 2
Principal amount	42,500	42,500		42,500
Interest rate	8.00%	8.00%		8.00%
Proceeds from issuance of note		40,000
Maturity date		Feb 7, 2013
Asher Note 3
Principal amount	32,500	32,500		32,500
Interest rate	8.00%	8.00%		8.00%
Proceeds from issuance of note		25,000
Maturity date		Mar 21, 2013
JMJ Note
Principal amount	275,000	275,000		275,000
Proceeds from issuance of note		50,000
Maturity date		Jul 25, 2013
Asher Note 4
Principal amount	32,000	32,000		32,000
Interest rate	8.00%	8.00%		8.00%
Proceeds from issuance of note		$ 30,000
Maturity date		Feb 7, 2013

6. DERIVATIVE LIABILITIES (Details Narrative) (USD $)	3 Months Ended	9 Months Ended		26 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Non cash interest expense		$ 109,115		$ 236,902
Amortization of debt discount and costs	66,039	153,951	47,306	206,173
Derivative Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of the debt derivatives	575,403	575,403		575,403
Dividend yield		0.00%
Expected volatility Minimum		196.08%
Expected volatility Maximum		221.52%
Weighted average risk-free interest rate Minimum		0.05%
Weighted average risk-free interest rate Maximum		0.20%
Expected life Minimum		8 months
Expected life Maximum		1 year
Estimated fair value of the Company's common stock Minimum		$ 0.034
Estimated fair value of the Company's common stock Maximum		$ 0.2
Non cash interest expense		$ 127,787	$ 153,951

9. FAIR VALUE MEASUREMENTS (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments
Total
Derivative liabilities	752,708
Total	752,708	237,395
FairValueInputsLevel1Member
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments
Total
Derivative liabilities
Total
FairValueInputsLevel2Member
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments
Total
Derivative liabilities
Total
FairValueInputsLevel3Member
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments
Total
Derivative liabilities	752,708
Total	$ 752,708

9. FAIR VALUE MEASUREMENTS (Details 1) (USD $)	3 Months Ended		9 Months Ended		26 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Balance, December 31, 2011			$ 237,395
Balance, September 30, 2012	752,708		752,708		752,708
Total loss for the period included in earnings relating to the liabilities held at September 30, 2012	(450,330)	(23,191)	(387,185)	(23,191)	(297,944)
FairValueInputsLevel3Member
Defined Benefit Plan Disclosure [Line Items]
Transfers in (out) at mark-market value on date of payoff			(209,487)
Transfers in upon initial fair value of derivative liability			337,615
Gain from change in fair value of derivative liability			387,185
Balance, September 30, 2012	752,708		752,708		752,708
Total loss for the period included in earnings relating to the liabilities held at September 30, 2012			$ (387,185)